Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited)

September 30, 2020

	Shares/ Principal	Fair Value
Agency Mortgage Backed Securities - 34.4%
Federal National Mortgage Association - 30.1%
Federal National Mortgage Association
1.50%, 10/1/35(a)	$100,000	$102,297
3.50%, 10/1/50(a)	4,700,000	4,954,093
4.00%, 10/1/50(a)	1,900,000	2,026,172
3.00%, 11/1/50(a)	600,000	628,664
3.50%, 11/1/50(a)	300,000	316,582
2.00%, 12/1/50(a)	200,000	205,969
		8,233,777
Government National Mortgage Association - 4.3%
Government National Mortgage Association, 3.50%, 10/20/50(a)	1,100,000	1,158,266

Total Agency Mortgage Backed Securities (Cost - $9,397,266)		9,392,043
U.S. Treasury Securities - 30.9%
U.S. Treasury Note
1.13%, 8/31/21	700,000	706,289
2.00%, 12/31/21	100,000	102,320
1.88%, 3/31/22	1,400,000	1,436,586
1.88%, 4/30/22	500,000	513,789
2.00%, 6/30/24	300,000	320,227
0.38%, 4/30/25	100,000	100,590
2.13%, 5/15/25	110,000	119,453
0.25%, 8/31/25	340,000	339,734
2.13%, 5/31/26	500,000	550,000
1.88%, 7/31/26	100,000	108,762
2.00%, 11/15/26	200,000	219,570
1.75%, 12/31/26	100,000	108,406
1.50%, 2/15/30	700,000	755,563
U.S. Treasury Bond
6.25%, 5/15/30	320,000	488,750
4.38%, 5/15/41	100,000	158,512
3.13%, 11/15/41	80,000	108,284
2.88%, 11/15/46	100,000	132,469
2.75%, 11/15/47	25,000	32,569
3.13%, 5/15/48	140,000	195,136
2.00%, 2/15/50	980,000	1,111,841
1.38%, 8/15/50	370,000	363,120
U.S. Treasury Inflation Indexed Note, 0.50%, 1/15/28	105,041	117,912
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/27	128,481	158,436
U.S. Treasury Strip Principal, 0.00%, 5/15/50 (b)	300,000	192,294
Total U.S. Treasury Securities (Cost - $8,058,586)		8,440,612

	Shares/ Principal	Fair Value
Exchange Traded Funds - 30.2%
Equity Funds - 30.2%
iShares MSCI EAFE ETF	21,560	$1,372,294
SPDR S&P 500 ETF Trust	20,573	6,889,692
Total Exchange Traded Funds (Cost - $6,419,820)		8,261,986
Corporate Bonds and Notes - 15.7%
Aerospace & Defense - 0.2%
Boeing Co. (The), 5.81%, 5/1/50	$10,000	12,098
Spirit AeroSystems Inc, 3.95%, 6/15/23	50,000	44,375
		56,473
Airlines - 0.6%
American Airlines 2013-1 Class A Pass Through Trust, 4.00%, 7/15/25	21,790	17,217
American Airlines 2019-1 Class A Pass Through Trust, 3.50%, 2/15/32	9,652	7,630
JetBlue 2020-1 Class A Pass-Through Trust, 4.00%, 11/15/32	10,000	10,347
Spirit Airlines Pass Through Trust 2015-1A, 4.10%, 4/1/28	36,612	32,861
United Airlines 2016-1 Class AA Pass Through Trust, 3.10%, 7/7/28	84,170	81,328
		149,383
Auto Manufacturers - 0.1%
Nissan Motor Acceptance Corp., 2.80%, 1/13/22(c)	30,000	30,304

Banks - 4.8%
Banco La Hipotecaria SA, 4.75%, 11/15/22(c)	100,000	102,100
Bank of America Corp.
3.09%, (3 Month US Libor + 1.09%), 10/1/25(d)	100,000	107,830
3.42%, (3 Month US Libor + 1.04%), 12/20/28(d)	11,000	12,241
Barclays PLC, 4.61%, (3 Month US Libor + 1.40%), 2/15/23(d)	200,000	209,297
Citigroup, Inc., 3.67%, (3 Month US Libor + 1.39%), 7/24/28(d)	100,000	112,411
Lloyds Bank Corporate Markets PLC, 0.73%, (3 Month US Libor + 0.50%), 10/26/20(d)	100,000	100,034
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	100,000	108,458
Natwest Group PLC, 2.88%, (1 Year ICE GBP Swap + 1.49%), 9/19/26(d)	100,000	136,405
UBS Group AG, 2.65%, 2/1/22(c)	200,000	205,732
Wells Fargo & Co.
1.49%, (3 Month US Libor + 1.23%), 10/31/23(d)	100,000	101,246
1.74%, (3 Month Euribor + 1.85%), 5/4/30(d)	100,000	123,719
		1,319,473

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Biotechnology - 0.2%
Royalty Pharma PLC, 0.75%, 9/2/23(c)	$50,000	$49,908

Chemicals - 0.3%
Huntsman International LLC, 4.50%, 5/1/29	30,000	33,746
Syngenta Finance NV, 3.13%, 3/28/22	30,000	30,548
		64,294
Computers - 0.4%
Dell International LLC / EMC Corp., 5.30%, 10/1/29(c)	100,000	114,690

Diversified Financial Services - 0.2%
Avolon Holdings Funding Ltd., 4.38%, 5/1/26(c)	40,000	38,015
Stifel Financial Corp., 4.00%, 5/15/30	20,000	22,146
		60,161
Electric - 1.1%
Alabama Power Co., 1.45%, 9/15/30	30,000	30,207
Duke Energy Corp., 2.45%, 6/1/30	20,000	21,089
Entergy Corp., 2.80%, 6/15/30	20,000	21,622
FirstEnergy Corp., 2.25%, 9/1/30	50,000	48,902
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	20,000	20,710
Pacific Gas and Electric Co., 4.25%, 3/15/46	50,000	48,456
San Diego Gas & Electric Co., 1.70%, 10/1/30	40,000	39,842
Southern California Edison Co.
4.65%, 10/1/43	20,000	23,086
4.00%, 4/1/47	50,000	53,651
		307,565
Electronics - 0.1%
Flex Ltd., 4.88%, 6/15/29	30,000	34,485

Food - 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	26,000	28,211

Gas - 0.1%
Washington Gas Light Co., 3.80%, 9/15/46	30,000	34,539

Healthcare-Products - 0.1%
Boston Scientific Corp., 2.65%, 6/1/30	30,000	31,838

Healthcare-Services - 0.2%
Adventist Health System/West, 2.43%, 9/1/24	40,000	41,386
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	21,197
		62,583
	Shares/ Principal	Fair Value

Insurance - 0.7%
Fairfax Financial Holdings Ltd., 4.63%, 4/29/30(c)	$50,000	$54,242
Fidelity National Financial, Inc., 3.40%, 6/15/30	50,000	54,079
First American Financial Corp., 4.00%, 5/15/30	50,000	55,099
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(c)	20,000	19,955
New York Life Global Funding, 1.20%, 8/7/30(c)	10,000	9,762
		193,137
Internet - 0.1%
Alphabet, Inc., 2.25%, 8/15/60	10,000	9,456

Lodging - 0.2%
Hyatt Hotels Corp., 3.25%, (3 Month US Libor + 3.00%), 9/1/22(d)	30,000	30,040
Las Vegas Sands Corp., 2.90%, 6/25/25	30,000	29,962
		60,002
Machinery-Diversified - 0.2%
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	43,441

Media - 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.75%, 2/15/28	100,000	110,561

Miscellaneous Manufacturing - 0.2%
General Electric Co., 4.25%, 5/1/40	40,000	40,582
Textron, Inc., 2.45%, 3/15/31	20,000	19,874
		60,456
Oil & Gas - 0.4%
Concho Resources, Inc., 2.40%, 2/15/31	30,000	28,417
Diamondback Energy, Inc., 2.88%, 12/1/24	30,000	30,375
Equinor ASA, 3.13%, 4/6/30	40,000	45,038
		103,830
Pharmaceuticals - 0.4%
AbbVie Inc., 2.60%, 11/21/24(c)	10,000	10,595
Bayer US Finance II LLC, 2.75%, 7/15/21(c)	100,000	101,638
		112,233
Pipelines - 1.5%
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	46,204
MPLX LP, 1.75%, 3/1/26	30,000	29,865
NGPL PipeCo LLC, 4.88%, 8/15/27(c)	30,000	32,554
ONEOK Inc., 4.35%, 3/15/29	100,000	104,400

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value

Pipelines (continued)
Rockies Express Pipeline LLC, 4.80%, 5/15/30(c)	$40,000	$38,800
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	113,248
Tennessee Gas Pipeline Co. LLC, 2.90%, 3/1/30(c)	40,000	41,473
		406,544
REITS - 1.6%
American Campus Communities Operating Partnership LP, 2.85%, 2/1/30	40,000	40,514
American Tower Corp., 2.25%, 1/15/22	100,000	102,294
CubeSmart LP, 3.00%, 2/15/30	40,000	42,937
Equinix, Inc., 2.63%, 11/18/24	10,000	10,633
GLP Capital LP / GLP Financing II Inc., 5.38%, 4/15/26	40,000	44,332
Host Hotels & Resorts LP, 4.00%, 6/15/25	10,000	10,383
Hudson Pacific Properties LP, 4.65%, 4/1/29	100,000	114,169
Weyerhaeuser Co., 4.00%, 4/15/30	60,000	70,942
		436,204
Semiconductors - 0.5%
Broadcom, Inc., 4.30%, 11/15/32	50,000	57,119
Marvell Technology Group Ltd., 4.20%, 6/22/23	20,000	21,593
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 6/18/26(c)	50,000	56,015
		134,727
Software - 0.3%
Activision Blizzard, Inc., 2.50%, 9/15/50	10,000	9,318
Fair Isaac Corp., 4.00%, 6/15/28(c)	30,000	30,938
Oracle Corp., 2.80%, 4/1/27	40,000	43,982
		84,238
Telecommunications - 0.6%
AT&T, Inc.
4.10%, 2/15/28	30,000	34,731
2.25%, 2/1/32	20,000	20,004
3.65%, 6/1/51	20,000	20,173
Level 3 Financing, Inc., 3.88%, 11/15/29(c)	30,000	32,472
Motorola Solutions, Inc., 2.30%, 11/15/30	10,000	9,927
Sprint Corp., 7.25%, 9/15/21	30,000	31,387
Vodafone Group PLC, 3.75%, 1/16/24	20,000	21,834
		170,528

	Shares/ Principal		Fair Value

Trucking & Leasing - 0.1%
Aviation Capital Group LLC, 4.13%, 8/1/25(c)	$30,000		$28,732

Total Corporate Bonds and Notes (Cost - $4,158,772)			4,297,996
Sovereign Debts - 6.1%
Development Bank of Japan, Inc., 1.63%, 9/1/21 (c)	200,000		202,170
Federal Home Loan Mortgage Corporation, 0.25%, 8/24/23	600,000		600,407
Federal National Mortgage Association
0.38%, 8/25/25	300,000		299,055
0.88%, 8/5/30	200,000		197,478
Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (c)	200,000		209,468
Peruvian Government International Bond, 8.20%, 8/12/26 (c)	100,000	PEN	36,925
Serbia International Bond, 1.50%, 6/26/29	100,000	EUR	113,161
Total Sovereign Debts (Cost - $1,644,843)			1,658,664
Asset Backed and Commercial Backed Securities - 4.6%
Aames Mortgage Investment Trust 2006-1, 0.63%, (1 Month US Libor + 0.48%), 4/25/36 (d)	182,556		163,921
ACE Securities Corp Home Equity Loan Trust Series 2002-HE2, 1.42%, (1 Month US Libor + 1.28%), 8/25/32 (d)	8,241		7,656
ACE Securities Corp Home Equity Loan Trust Series 2006-OP1, 0.30%, (1 Month US Libor + 0.15%), 4/25/36 (d)	3,888		3,844
Alternative Loan Trust 2005-14, 0.36%, (1 Month US Libor + 0.21%), 5/25/35 (d)	47,623		41,988
Alternative Loan Trust 2005-J12, 0.69%, (1 Month US Libor + 0.54%), 8/25/35 (d)	21,918		12,371
Alternative Loan Trust 2006-OA9, 0.37%, (1 Month US Libor + 0.21%), 7/20/46 (d)	13,951		7,607
American Home Mortgage Assets Trust 2006-2, 0.34%, (1 Month US Libor + 0.19%), 9/25/46 (d)	22,292		16,105
Bear Stearns ALT-A Trust 2005-7, 3.25%, 9/25/35 (d)	18,207		12,759
Bear Stearns ALT-A Trust 2005-8, 2.99%, 10/25/35 (d)	8,575		7,394

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
ChaseFlex Trust Series 2007-2, 0.43%, (1 Month US Libor + 0.28%), 5/25/37 (d)	$22,483	$18,779
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3, 0.40%, (1 Month US Libor + 0.25%), 8/25/35 (c),(d)	9,895	9,180
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4, 0.38%, (1 Month US Libor + 0.23%), 10/25/35 (c),(d)	11,381	9,712
CHL Mortgage Pass-Through Trust 2006-6, 6.00%, 4/25/36	97,194	72,272
Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/10/36 (c)	100,000	107,922
Citigroup Mortgage Loan Trust 2007-AMC1, 0.31%, (1 Month US Libor + 0.16%), 12/25/36 (c),(d)	25,888	17,982
Countrywide Asset-Backed Certificates
0.52%, (1 Month US Libor + 0.37%), 4/25/36(d)	109,850	103,669
0.28%, (1 Month US Libor + 0.13%), 12/25/36(d)	14,004	12,125
0.30%, (1 Month US Libor + 0.15%), 5/25/37(d)	26,639	25,587
0.29%, (1 Month US Libor + 0.14%), 6/25/47(d)	19,630	15,417
Credit Suisse First Boston Mortgage Securities Corp., 4.50%, 7/25/20	5,119	4,965
CWABS Asset-Backed Certificates Trust 2006-17, 0.30%, (1 Month US Libor + 0.15%), 3/25/47 (d)	7,991	7,397
Encore Credit Receivables Trust 2005-1, 0.81%, (1 Month US Libor + 0.66%), 7/25/35 (d)	17,209	16,479
FBR Securitization Trust, 0.83%, (1 Month US Libor + 0.68%), 10/25/35 (d)	18,593	17,372
Freddie Mac Multifamily Structured Pass Through Certificates, 0.86%, (1 Month US Libor + 0.70%), 9/25/22 (d)	4,631	4,626
Government National Mortgage Association
0.75%, (1 Month US Libor + 0.60%), 5/20/65(d)	68,173	67,952
0.77%, (1 Month US Libor + 0.62%), 8/20/65(d)	73,471	73,273
0.85%, (1 Month US Libor + 0.70%), 10/20/65(d)	1,011	1,017

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
1.15%, (1 Month US Libor + 1.00%), 12/20/65(d)	$69,563	$70,351
Great Hall Mortgages No 1 PLC, 0.36%, (3 Month US Libor + 0.13%), 6/18/39 (c),(d)	23,579	22,423
GreenPoint Mortgage Funding Trust 2006-AR2, 3.02%, (1 Year CMT + 2.00%), 3/25/36 (d)	21,836	20,447
GSAMP Trust 2006-HE4, 0.29%, (1 Month US Libor + 0.14%), 6/25/36 (d)	15,704	14,296
GSR Mortgage Loan Trust 2005-AR6, 3.68%, 9/25/35 (d)	6,957	6,745
Impac CMB Trust Series 2005-8, 0.85%, (1 Month US Libor + 0.70%), 2/25/36 (d)	9,002	7,664
IndyMac INDX Mortgage Loan Trust 2006-AR4, 0.36%, (1 Month US Libor + 0.21%), 5/25/46 (d)	13,944	12,100
JP Morgan Mortgage Trust 2006-S2, 5.88%, 6/25/21	988	966
Long Beach Mortgage Loan Trust 2004-2, 1.77%, (1 Month US Libor + 1.62%), 6/25/34 (d)	6,236	5,952
Long Beach Mortgage Loan Trust 2005-3, 0.67%, (1 Month US Libor + 0.52%), 8/25/45 (d)	22,818	19,422
Long Beach Mortgage Loan Trust 2006-7, 0.30%, (1 Month US Libor + 0.16%), 8/25/36 (d)	26,674	13,369
MortgageIT Trust 2005-4, 0.43%, (1 Month US Libor + 0.28%), 10/25/35 (d)	6,774	6,467
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/25/59 (c),(d)	89,086	93,687
RASC Series 2004-KS10 Trust, 1.87%, (1 Month US Libor + 1.73%), 11/25/34 (d)	18,722	15,690
Reperforming Loan REMIC Trust 2006-R1, 0.49%, (1 Month US Libor + 0.34%), 1/25/36 (c),(d)	8,749	7,918
SLC Student Loan Trust 2006-2, 0.35%, (3 Month US Libor + 0.10%), 9/15/26 (d)	9,776	9,743
Soundview Home Loan Trust 2007-WMC1, 0.26%, (1 Month US Libor + 0.11%), 2/25/37 (d)	16,389	4,797
Structured Adjustable Rate Mortgage Loan Trust 3.17%, 2/25/34(d)	4,824	4,214

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
2.88%, 9/25/34(d)	$4,473	$4,073
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 0.45%, (1 Month US Libor + 0.30%), 10/25/35 (d)	7,558	7,111
Structured Asset Investment Loan Trust 2004-7, 1.20%, (1 Month US Libor + 1.05%), 8/25/34 (d)	4,884	4,569
Structured Asset Securities Corp Mortgage Loan Trust 2006-BC2, 0.30%, (1 Month US Libor + 0.15%), 9/25/36 (d)	14,820	12,280
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust, 2.18%, (COFI + 1.50%), 8/25/46 (d)	38,230	33,172
WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 3.18%, 4/25/37 (d)	12,760	10,489
Total Asset Backed and Commercial Backed Securities (Cost - $1,305,739)		1,267,316
Municipal Bonds - 0.4%
New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	30,000	30,268
New York State Urban Development Corp., 1.83%, 3/15/29	40,000	40,398
State of Wisconsin, 2.10%, 5/1/26	20,000	21,187
University of California, 1.61%, 5/15/30	20,000	20,042
Total Municipal Bonds (Cost - $110,000)		111,895
Short-Term Investments - 10.4%
U.S. Treasury Securities - 9.9%
U.S. Treasury Bill
0.85%, 10/8/20(b)	900,000	899,989
0.09%, 10/13/20(b)	200,000	199,995
0.90%, 11/24/20(b)	800,000	799,895
0.10%, 11/27/20(b)	500,000	499,924
0.11%, 12/3/20(b)	300,000	299,950
Total U.S. Treasury Securities (Cost - $2,699,730)		2,699,753
Agency Mortgage Backed Securities - 0.3%
Federal Home Loan Banks - 0.3%
Federal Home Loan Bank Discount Note, 0.00%, 11/27/20(b)	100,000	99,989
	Shares/ Principal	Fair Value

Money Market Funds - 0.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(e) (Cost - $48,969)	48,969	$48,969
Total Short-Term Investments (Cost - $2,848,683)		2,848,711
Total Investments - 132.7% (Cost - $33,943,709)		$36,279,223
Other Assets Less Liabilities - Net (32.7)%		(8,943,302)
Total Net Assets - 100.0%		$27,335,921

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

(a)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(b)	Rate shown represents discount rate at the time of purchase.

(c)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2020, these securities amounted to $1,715,312 or 6.3% of net assets.

(d)	Variable rate security. The rate shown is the rate in effect at period end.

(e)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
COFI	-	11th District Monthly Weighted Average Cost of Funds Index
EUR	-	EURO
EURIBOR	-	Euro Inter Bank Offer Rate
ICE GBP Swap	-	Ice Swap Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Futures Contracts

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-BTP Future	Goldman Sachs & Co.	3	12/8/2020	$519,179	$8,783
S&P 500 E-Mini Future	Goldman Sachs & Co.	2	12/18/2020	335,200	5,651
					14,434
Short Futures Contracts
Euro-Bund Future	Goldman Sachs & Co.	3	12/8/2020	613,953	(3,037)
Euro-OAT Future	Goldman Sachs & Co.	1	12/8/2020	197,650	(809)
Long Gilt Future	Goldman Sachs & Co.	2	12/29/2020	351,926	(1,021)
U.S. 10 Year Note Future	Goldman Sachs & Co.	4	12/21/2020	558,125	(594)
U.S. 5 Year Note Future	Goldman Sachs & Co.	9	12/31/2020	1,134,281	(1,612)
U.S. Ultra Bond Future	Goldman Sachs & Co.	3	12/21/2020	665,438	7,009
					(64)
Total Net Unrealized Appreciation on Futures Contracts					$14,370

Credit Default Written Options

Counterparty	Description	Buy/SellProtection	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Call - CDX IG 34 5Y	Sell	0.125%	12/16/20	1,000,000	$(4,174)	$(1,250)	$(2,924)
Total Net Unrealized Depreciation on Written Credit Default Written Options							$(1,250)	$(2,924)

Interest Rate Swaps

Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Semi-Annually	0.25%	6 Month Euribor	12/15/30	100,000	EUR	$5,616	$3,995	$1,621
Total Net Unrealized Appreciation on Interest Rate Swaps								$3,995	$1,621

Global Atlantic PIMCO Tactical Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2020

Credit Default Swaps

Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	CDX.NA.IG.33	Quarterly	Buy	1.00%	-	12/20/24	$700,000	$5,680	$10,855	$(5,175)
Goldman Sachs & Co.	CDX.NA.IG.34	Quarterly	Buy	1.00%	-	06/20/25	800,000	5,888	(12,015)	17,903
Goldman Sachs & Co.	CDX.NA.IG.35	Quarterly	Buy	1.00%	-	12/20/25	100,000	2,142	2,400	(258)
Goldman Sachs & Co.	CDX.NA.HY.35	Quarterly	Buy	5.00%	-	12/20/25	200,000	8,652	7,852	800
Total Net Unrealized Appreciation on Credit Default Swaps									$9,092	$13,270

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
10/02/20	Barclays Bank PLC	91,030	USD	76,000	EUR	$1,904
10/02/20	Barclays Bank PLC	141,071	USD	105,000	GBP	5,326
10/05/20	Barclays Bank PLC	126,985	PEN	35,372	USD	(69)
10/05/20	Barclays Bank PLC	36,816	USD	126,985	PEN	1,514
10/21/20	Barclays Bank PLC	888,000	MXN	40,492	USD	(368)
10/23/20	Barclays Bank PLC	35,369	USD	126,985	PEN	68
11/17/20	Barclays Bank PLC	17,000,000	JPY	159,922	USD	1,255
Total Net Unrealized Appreciation on Forward Foreign Currency Contracts						$9,630

EUR	-	Euro
GBP	-	Pound Sterling
JPY	-	Japanese Yen
MXN	-	Mexican Peso
PEN	-	Peruvian Nuevo Sol
USD	-	United States Dollar